Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 5,513
Provision made during the year, net of reversals		1,187
Provision used during the year		(1,306)
Effect of changes in foreign exchange rates		50
Ending Balance		5,444		₨ 5,513
Current		5,383	$ 65	5,454
Non-current		61	$ 1	59
Due To Creditors For Expenses		5,444
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	4,716
Provision made during the year, net of reversals	[1]	1,121
Provision used during the year	[1]	(1,306)
Effect of changes in foreign exchange rates	[1]	48
Ending Balance	[1]	4,579		4,716
Current	[1]	4,579
Due To Creditors For Expenses	[1]	4,579
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	59
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	2
Ending Balance	[2]	61		59
Non-current	[2]	61
Due To Creditors For Expenses	[2]	61
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	738
Provision made during the year, net of reversals	[3]	66
Ending Balance	[3]	804		₨ 738
Current	[3]	804
Due To Creditors For Expenses	[3]	₨ 804

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3.m of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.61). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 32 (“Contingencies”) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority and Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.